Operating loss for the year (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating loss for the year [Abstract]
Audit fees payable to the Group's auditor and their associates	$ 893,000	$ 814,000	$ 443,000
Audit-related fees payable to the Group's auditor and their associates	92,000	44,000	168,000
Changes in inventory expensed (excluding fair value step-up)	26,783,000	25,854,000	11,384,000
Amortization of inventory fair value step-up	4,417,000	27,617,000	7,473,000
Research and development expenses	37,729,000	27,618,000	15,827,000
Grant income	(1,007,000)	(103,000)	0
Share based payments	8,341,000	4,729,000	841,000
Pension costs	1,763,000	1,284,000	769,000
Depreciation of property, plant and equipment	1,653,000	1,297,000	698,000
Amortization of intangible assets	49,091,000	43,168,000	11,583,000
Operating lease rentals	189,000	623,000	170,000
Foreign exchange loss/(gain)	$ 4,141,000	$ (2,699,000)	$ (3,750,000)